UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2021

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 99.1%
Brazil | 6.2%
Banco do Brasil SA	1,713,802	$9,271,366
BB Seguridade Participacoes SA	1,360,400	5,861,032
CCR SA	3,162,050	7,258,168
Engie Brasil Energia SA	407,498	3,028,371
Petrobras Distribuidora SA	1,150,600	4,513,560
		29,932,497
China | 17.4%
AAC Technologies Holdings, Inc.	581,691	2,948,767
Anhui Conch Cement Co., Ltd., Class H	1,255,875	8,177,405
China Construction Bank Corp., Class H	18,722,038	15,741,563
China Merchants Bank Co., Ltd., Class H	1,320,737	10,106,165
China Shenhua Energy Co., Ltd., Class H	4,024,775	8,311,930
China Vanke Co., Ltd., Class H	1,666,500	6,535,136
Hengan International Group Co., Ltd.	1,208,527	7,941,491
Ping An Insurance (Group) Co. of China, Ltd., Class H	741,000	8,849,286
Sinopharm Group Co., Ltd., Class H	3,121,597	7,562,055
Tingyi (Cayman Islands) Holding Corp.	1,944,000	3,575,732
Weichai Power Co., Ltd., Class H	1,525,958	3,795,318
		83,544,848
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	1,533,256	5,465,756
Greece | 0.5%
OPAP SA	180,506	2,438,999
Hong Kong | 1.0%
ASM Pacific Technology, Ltd.	362,488	4,643,999
Hungary | 2.1%
OTP Bank Nyrt. (*)	235,787	10,073,021
India | 9.8%
Axis Bank, Ltd. (*)	721,258	6,906,154
Bajaj Auto, Ltd. (*)	62,650	3,149,185
Bharat Petroleum Corp., Ltd.	600,056	3,517,739
Coal India, Ltd.	1,925,855	3,439,528
Hero MotoCorp, Ltd.	75,959	3,030,365
Indus Towers, Ltd.	1,376,509	4,631,404
Infosys, Ltd. Sponsored ADR	128,427	2,404,153
Oil and Natural Gas Corp., Ltd.	3,354,193	4,688,005
Power Grid Corp. of India, Ltd.	1,329,913	3,927,370
Tata Consultancy Services, Ltd.	85,078	3,703,069
UPL, Ltd.	887,701	7,821,062
		47,218,034
Description	Shares	Fair Value
Indonesia | 4.2%
PT Astra International Tbk	10,418,204	$3,801,837
PT Bank Mandiri (Persero) Tbk	19,635,130	8,329,698
PT Telkom Indonesia (Persero) Tbk Sponsored ADR	334,573	7,909,306
		20,040,841
Luxembourg | 0.9%
Ternium SA Sponsored ADR (*)	111,810	4,342,700
Mexico | 6.1%
America Movil SAB de CV, Class L Sponsored ADR	712,379	9,674,107
Grupo Financiero Banorte SAB de CV, Class O (*)	1,110,665	6,256,066
Grupo Mexico SAB de CV, Series B	1,855,508	9,755,272
Kimberly-Clark de Mexico SAB de CV, Series A	2,063,589	3,526,562
		29,212,007
Portugal | 1.2%
Galp Energia SGPS SA	483,752	5,622,393
Russia | 9.6%
ALROSA PAO (*), (‡)	4,876,630	6,858,629
Gazprom PJSC Sponsored ADR	617,727	3,685,763
LUKOIL PJSC Sponsored ADR	130,561	10,561,385
Magnit PJSC Sponsored GDR	133,674	2,007,278
Mobile TeleSystems PJSC Sponsored ADR	927,787	7,737,743
Sberbank of Russia PJSC (‡)	3,162,405	12,171,139
X5 Retail Group NV GDR (London)	96,054	3,101,206
		46,123,143
South Africa | 7.4%
Life Healthcare Group Holdings, Ltd. (*)	3,185,094	3,992,852
Mondi PLC	150,360	3,836,178
Nedbank Group, Ltd.	712,164	6,751,978
Sanlam, Ltd.	932,955	3,762,051
Shoprite Holdings, Ltd.	431,674	4,595,789
Standard Bank Group, Ltd.	476,790	4,047,269
The Bidvest Group, Ltd.	435,984	5,030,469
Vodacom Group, Ltd.	387,360	3,313,926
		35,330,512
South Korea | 16.3%
Coway Co., Ltd.	95,890	5,556,957
Hyundai Mobis Co., Ltd.	29,654	7,699,967
KB Financial Group, Inc.	197,602	9,793,368
KT&G Corp.	85,182	6,130,956
Samsung Electronics Co., Ltd.	291,155	21,030,454
Shinhan Financial Group Co., Ltd.	242,617	8,044,369

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
SK Hynix, Inc.	171,846	$20,236,159
		78,492,230
Taiwan | 9.5%
ASE Technology Holding Co., Ltd.	876,000	3,340,040
Catcher Technology Co., Ltd.	466,000	3,462,701
Globalwafers Co., Ltd.	194,000	5,158,730
Hon Hai Precision Industry Co., Ltd.	2,136,320	9,370,245
Novatek Microelectronics Corp.	545,000	11,105,016
Quanta Computer, Inc.	1,197,000	4,116,617
Taiwan Semiconductor Manufacturing Co., Ltd.	227,989	4,740,670
Wiwynn Corp.	149,000	4,437,348
		45,731,367
Thailand | 2.7%
Kasikornbank Public Co., Ltd.	1,214,269	5,688,603
The Siam Cement Public Co., Ltd. (‡)	585,008	7,469,382
		13,157,985
United Kingdom | 3.1%
Anglo American PLC	157,928	6,187,808
Unilever PLC	155,701	8,687,355
		14,875,163
Total Common Stocks (Cost $395,615,117)		476,245,495
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $5,691,667)	5,691,667	5,691,667
Total Investments l 100.3% (Cost $401,306,784)		$481,937,162
Liabilities in Excess of Cash and Other Assets | (0.3)%		(1,676,847)
Net Assets | 100.0%		$480,260,315

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 94.9%
Australia | 1.4%
BHP Group PLC	68,759	$1,985,161
Canada | 4.4%
CAE, Inc. (*)	27,779	791,570
Canadian National Railway Co.	14,510	1,683,885
Suncor Energy, Inc.	88,537	1,850,774
TMX Group, Ltd.	16,588	1,723,742
		6,049,971
China | 3.6%
Autohome, Inc. ADR	16,961	1,581,952
China Longyuan Power Group Corp., Ltd.	602,000	822,878
ENN Energy Holdings, Ltd.	84,400	1,355,812
Ping An Insurance (Group) Co. of China, Ltd., Class H	106,500	1,271,861
		5,032,503
Denmark | 3.3%
Carlsberg AS, Class B	12,777	1,965,254
Vestas Wind Systems A/S	12,439	2,560,047
		4,525,301
Finland | 2.0%
Nordea Bank Abp	179,384	1,765,460
Sampo Oyj, A Shares	22,527	1,018,002
		2,783,462
France | 14.0%
Air Liquide SA	14,560	2,378,891
Alstom SA (*)	42,430	2,116,292
Capgemini SE	7,822	1,331,391
Engie SA	238,087	3,380,759
Pernod Ricard SA	9,204	1,727,790
Safran SA	13,232	1,801,286
Sanofi	34,337	3,393,797
Vivendi SA	99,099	3,254,642
		19,384,848
Germany | 5.7%
Continental AG	10,577	1,396,959
Infineon Technologies AG	41,502	1,760,114
Merck KGaA	10,971	1,875,863
ProSiebenSat.1 Media SE	72,392	1,480,436
Vonovia SE	21,584	1,409,827
		7,923,199
Hong Kong | 1.0%
ESR Cayman, Ltd (*)	402,800	1,324,128
Description	Shares	Fair Value
India | 0.9%
Reliance Industries, Ltd.	45,684	$1,255,669
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	13,560	1,559,400
Israel | 1.1%
Bank Leumi Le-Israel BM (*)	230,480	1,519,421
Italy | 2.2%
Enel SpA	303,621	3,033,630
Japan | 15.6%
Daiwa House Industry Co., Ltd.	66,492	1,953,816
Fujitsu, Ltd.	11,236	1,630,832
Hitachi, Ltd.	79,900	3,629,578
Makita Corp.	40,900	1,756,020
Matsumotokiyoshi Holdings Co., Ltd.	20,200	901,958
Nexon Co., Ltd.	74,067	2,408,340
Nintendo Co., Ltd.	3,400	1,903,140
Ryohin Keikaku Co., Ltd.	55,400	1,313,024
Sumitomo Mitsui Financial Group, Inc.	52,400	1,905,420
Suzuki Motor Corp.	38,100	1,734,915
Yamaha Corp.	23,200	1,263,028
Z Holdings Corp.	242,756	1,212,067
		21,612,138
Mexico | 0.7%
Arca Continental SAB de CV	193,400	954,250
Netherlands | 5.0%
Akzo Nobel NV	15,523	1,734,746
JDE Peet's NV (*)	22,358	820,646
Koninklijke DSM NV	15,828	2,678,277
Wolters Kluwer NV	18,711	1,626,516
		6,860,185
Norway | 2.4%
Equinor ASA	79,103	1,544,760
Telenor ASA	101,663	1,790,062
		3,334,822
Portugal | 1.1%
Energias de Portugal SA	92,239	527,568
Galp Energia SGPS SA	89,648	1,041,931
		1,569,499
Singapore | 1.2%
DBS Group Holdings, Ltd.	75,660	1,632,132
South Korea | 1.9%
Samsung Electronics Co., Ltd.	35,977	2,598,659
Spain | 1.4%
Banco Santander SA	556,465	1,891,407

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Sweden | 2.3%
Hexagon AB, B Shares	12,595	$1,161,526
Sandvik AB	71,654	1,958,098
		3,119,624
Switzerland | 5.0%
ABB, Ltd.	107,025	3,255,132
Flughafen Zuerich AG (*)	1,898	311,924
Novartis AG	39,010	3,332,344
		6,899,400
United Kingdom | 11.4%
3i Group PLC	82,342	1,309,792
Anglo American PLC	31,094	1,218,300
Barclays PLC	658,031	1,687,288
Informa PLC (*)	157,076	1,212,687
Prudential PLC	107,735	2,283,930
RELX PLC	148,350	3,721,634
Tesco PLC	646,935	2,041,665
Unilever PLC	39,969	2,230,528
		15,705,824
United States | 6.2%
Aon PLC, Class A	11,358	2,613,589
Ferguson PLC	16,702	1,996,222
Medtronic PLC	33,780	3,990,431
		8,600,242
Total Common Stocks (Cost $107,195,316)		131,154,875
Preferred Stocks | 2.5%
Germany | 2.5%
Volkswagen AG (Cost $2,108,594)	12,263	3,427,057
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $1,244,246)	1,244,246	1,244,246
Total Investments | 98.3% (Cost $110,548,156)		$135,826,178
Cash and Other Assets in Excess of Liabilities | 1.7%		2,287,686
Net Assets | 100.0%		$138,113,864

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 98.9%
Aerospace & Defense | 2.2%
Curtiss-Wright Corp.	6,755	$801,143
HEICO Corp.	2,869	360,920
		1,162,063
Air Freight & Logistics | 0.9%
Echo Global Logistics, Inc. (*)	15,410	484,028
Airlines | 0.9%
Alaska Air Group, Inc. (*)	7,335	507,655
Auto Components | 0.9%
Gentherm, Inc. (*)	6,219	460,890
Banks | 9.2%
Citizens Financial Group, Inc.	13,759	607,460
Commerce Bancshares, Inc.	9,872	756,294
East West Bancorp, Inc.	9,328	688,406
Home BancShares, Inc.	42,528	1,150,382
Pinnacle Financial Partners, Inc.	10,664	945,470
Prosperity Bancshares, Inc.	10,887	815,328
		4,963,340
Biotechnology | 3.9%
Emergent Biosolutions, Inc. (*)	4,395	408,339
Exelixis, Inc. (*)	36,418	822,683
United Therapeutics Corp. (*)	5,277	882,684
		2,113,706
Building Products | 2.8%
Armstrong World Industries, Inc.	8,173	736,305
PGT Innovations, Inc. (*)	30,303	765,151
		1,501,456
Capital Markets | 2.0%
Fortress Value Acquisition Corp., Class A (*)	54,005	538,430
Morningstar, Inc.	2,391	538,070
		1,076,500
Chemicals | 2.2%
Ingevity Corp. (*)	9,269	700,087
Innospec, Inc.	4,740	486,751
		1,186,838
Communications Equipment | 3.0%
Ciena Corp. (*)	11,729	641,811
F5 Networks, Inc. (*)	4,567	952,767
		1,594,578
Construction & Engineering | 1.3%
Valmont Industries, Inc.	2,872	682,588
Description	Shares	Fair Value
Construction Materials | 1.7%
Eagle Materials, Inc.	6,655	$894,499
Containers & Packaging | 2.4%
Avery Dennison Corp.	3,339	613,207
Graphic Packaging Holding Co.	37,822	686,848
		1,300,055
Electrical Equipment | 1.9%
Atkore, Inc. (*)	6,063	435,930
EnerSys	6,640	602,912
		1,038,842
Electronic Equipment, Instruments & Components | 1.2%
Zebra Technologies Corp., Class A (*)	1,279	620,545
Energy Equipment & Services | 2.2%
Cactus, Inc., Class A	24,038	736,044
Liberty Oilfield Services, Inc., Class A (*)	41,608	469,754
		1,205,798
Equity Real Estate Investment Trusts (REITs) | 7.5%
Alexandria Real Estate Equities, Inc., REIT	4,501	739,515
Brixmor Property Group, Inc. REIT	34,414	696,195
Camden Property Trust REIT	6,008	660,339
Hudson Pacific Properties, Inc., REIT	12,506	339,288
PS Business Parks, Inc., REIT	5,933	917,123
Summit Hotel Properties, Inc. REIT (*)	67,051	681,238
		4,033,698
Food & Staples Retailing | 2.9%
Casey's General Stores, Inc.	3,559	769,420
US Foods Holding Corp. (*)	21,109	804,675
		1,574,095
Gas Utilities | 1.6%
New Jersey Resources Corp.	21,693	864,900
Health Care Equipment & Supplies | 2.2%
Ortho Clinical Diagnostics Holdings PLC	24,808	478,670
STERIS PLC	3,739	712,205
		1,190,875
Health Care Providers & Services | 1.5%
Henry Schein, Inc. (*)	11,373	787,467
Hotels, Restaurants & Leisure | 1.7%
Wyndham Hotels & Resorts, Inc.	12,891	899,534
Household Durables | 1.7%
Helen of Troy, Ltd. (*)	1,599	336,845
Leggett & Platt, Inc.	12,647	577,336
		914,181
Industrial Conglomerates | 1.4%
Carlisle Cos., Inc.	4,606	758,055

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Insurance | 5.1%
Arch Capital Group, Ltd. (*)	24,924	$956,334
Brown & Brown, Inc.	18,352	838,870
MetroMile, Inc. (*)	25,319	260,532
Reinsurance Group of America, Inc.	5,563	701,216
		2,756,952
Interactive Media & Services | 2.0%
Cars.com, Inc. (*)	55,261	716,182
MediaAlpha, Inc., Class A	9,469	335,487
		1,051,669
IT Services | 0.9%
Amdocs, Ltd.	6,820	478,423
Leisure Products | 2.5%
Brunswick Corp.	5,144	490,583
Hasbro, Inc.	8,878	853,354
		1,343,937
Life Sciences Tools & Services | 4.9%
Adaptive Biotechnologies Corp. (*)	16,971	683,252
Charles River Laboratories International, Inc. (*)	2,631	762,543
ICON PLC (*)	2,933	575,953
Maravai LifeSciences Holdings, Inc., Class A	17,879	637,208
		2,658,956
Machinery | 3.9%
Altra Industrial Motion Corp.	10,559	584,124
Columbus McKinnon Corp.	6,240	329,222
Gates Industrial Corp. PLC (*)	51,158	818,017
Kennametal, Inc.	8,771	350,577
		2,081,940
Metals & Mining | 1.2%
Schnitzer Steel Industries, Inc., Class A N Ap	15,891	664,085
Oil, Gas & Consumable Fuels | 1.3%
Magnolia Oil & Gas Corp., Class A (*)	62,285	715,032
Paper & Forest Products | 1.3%
Neenah, Inc.	13,382	687,567
Pharmaceuticals | 1.3%
Catalent, Inc. (*)	6,531	687,780
Professional Services | 0.9%
Leidos Holdings, Inc.	4,923	473,986
Semiconductors & Semiconductor Equipment | 3.0%
CMC Materials, Inc.	3,096	547,342
MKS Instruments, Inc.	5,828	1,080,628
		1,627,970
Description	Shares	Fair Value
Software | 6.3%
CyberArk Software, Ltd. (*)	2,860	$369,912
Datto Holding Corp.	18,019	412,815
j2 Global, Inc. (*)	5,176	620,395
Pegasystems, Inc.	6,606	755,330
PTC, Inc. (*)	5,096	701,465
SolarWinds Corp. (*)	31,115	542,646
		3,402,563
Specialty Retail | 2.1%
Designer Brands, Inc., Class A (*)	24,522	426,683
Floor & Decor Holdings, Inc., Class A (*)	3,371	321,863
Leslie's, Inc.	16,473	403,424
		1,151,970
Textiles, Apparel & Luxury Goods | 2.0%
Carter's, Inc. (*)	6,026	535,892
Tapestry, Inc. (*)	12,788	526,994
		1,062,886
Trading Companies & Distributors | 1.0%
Air Lease Corp.	10,890	533,610
Total Common Stocks (Cost $40,686,795)		53,195,512
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $928,375)	928,375	928,375
Total Investments l 100.6% (Cost $41,615,170)		$54,123,887
Liabilities in Excess of Cash and Other Assets | (0.6)%		(331,245)
Net Assets | 100.0%		$53,792,642

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 58.6%
Australia | 0.8%
Ansell, Ltd.	2,186	$65,324
Charter Hall Long Wale REIT	18,758	67,413
CSL, Ltd.	596	120,102
Fortescue Metals Group, Ltd.	61,882	944,690
Goodman Group REIT	19,038	262,269
Nine Entertainment Co. Holdings, Ltd.	185,099	390,758
Santos, Ltd.	109,166	590,749
Scentre Group REIT	76,278	163,780
Stockland REIT	76,747	257,305
		2,862,390
Belgium | 0.2%
Ageas SA	7,194	434,574
Cofinimmo SA REIT	431	62,798
Etablissements Franz Colruyt NV	1,883	112,315
Proximus SADP	2,940	64,004
		673,691
Canada | 2.0%
Allied Properties Real Estate Investment Trust	2,081	67,297
ARC Resources, Ltd.	49,786	305,839
CAE, Inc. (*)	30,207	860,597
Canadian National Railway Co.	10,324	1,197,377
Canadian Western Bank	14,066	358,058
Centerra Gold, Inc.	17,032	150,709
Constellation Software, Inc.	68	94,965
Empire Co., Ltd., Class A	9,084	283,211
Hydro One, Ltd.	3,718	86,597
Linamar Corp.	9,378	552,889
Magna International, Inc.	7,822	688,899
Metro, Inc.	2,474	112,863
Quebecor, Inc., Class B	7,243	194,461
Rogers Communications, Inc., Class B	3,864	178,180
Suncor Energy, Inc.	17,123	357,938
TFI International, Inc.	3,896	292,037
The Toronto-Dominion Bank	18,234	1,189,039
		6,970,956
Denmark | 0.8%
Carlsberg A/S, Class B Sponsored ADR	37,173	1,147,530
Coloplast A/S, Class B	653	98,309
Novo Nordisk A/S, Class B	9,136	616,972
Vestas Wind Systems AS ADR	12,101	844,287
		2,707,098
Finland | 0.2%
Elisa Oyj	968	58,078
Description	Shares	Fair Value
Neste Oyj	4,570	$242,397
Nordea Bank Abp	20,004	196,875
		497,350
France | 1.2%
BNP Paribas SA	2,752	167,212
Cie de Saint-Gobain	7,136	421,208
Cie Generale des Etablissements Michelin SCA	3,392	507,894
Credit Agricole SA	11,776	170,547
Electricite de France SA	17,129	229,849
Faurecia SE (*)	160	8,527
La Francaise des Jeux SAEM	5,153	234,006
LVMH Moet Hennessy Louis Vuitton SA ADR	6,979	934,069
Orange SA	11,587	142,629
Pernod Ricard SA ADR	21,344	797,412
Sartorius Stedim Biotech	165	67,953
Societe Generale SA	17,383	454,211
		4,135,517
Germany | 1.4%
Daimler AG	19,163	1,707,395
Deutsche Bank AG (*)	19,834	236,984
Deutsche Post AG	20,510	1,123,718
Merck KGaA Sponsored ADR	24,115	823,527
SAP SE	2,129	260,747
TeamViewer AG ADR (*)	33,429	716,216
		4,868,587
Hong Kong | 0.6%
AIA Group, Ltd. Sponsored ADR	31,872	1,564,596
CLP Holdings, Ltd.	10,000	97,155
Hysan Development Co., Ltd.	16,000	62,598
Jardine Matheson Holdings, Ltd.	800	52,357
Sun Hung Kai Properties, Ltd.	17,500	265,459
		2,042,165
Israel | 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd. (*)	59,853	64,082
Italy | 0.2%
Banco BPM SpA	63,883	183,111
Buzzi Unicem SpA	18,440	481,024
		664,135
Japan | 4.8%
Activia Properties, Inc. REIT	53	232,989
Advance Residence Investment Corp. REIT	55	172,581
Ajinomoto Co., Inc.	6,300	129,221
Benesse Holdings, Inc.	3,800	80,037
Chubu Electric Power Co., Inc.	5,300	68,413

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Credit Saison Co., Ltd.	26,300	$314,600
Dai-ichi Life Holdings, Inc.	30,100	520,928
Daito Trust Construction Co., Ltd.	1,600	186,136
Daiwa Securities Living Investments Corp. REIT	112	109,986
DCM Holdings Co., Ltd.	14,200	148,663
Dip Corp.	5,067	132,994
Electric Power Development Co., Ltd.	53,700	940,139
ENEOS Holdings, Inc.	41,600	188,409
Fuji Media Holdings, Inc.	4,400	54,034
FUJIFILM Holdings Corp.	1,100	65,516
Hitachi Zosen Corp.	54,100	436,713
Hokkaido Electric Power Co., Inc.	30,800	140,895
Inpex Corp.	22,400	152,860
ITOCHU Corp.	3,700	120,290
Japan Logistics Fund, Inc. REIT	127	357,677
Japan Petroleum Exploration Co., Ltd.	8,600	159,495
Japan Post Bank Co., Ltd.	79,000	758,241
Japan Post Holdings Co., Ltd.	12,000	107,340
Japan Real Estate Investment Corp.	21	124,080
K's Holdings Corp.	6,200	85,390
KDDI Corp.	6,200	190,508
Kureha Corp.	1,900	131,607
Kyudenko Corp.	2,000	76,459
McDonald's Holdings Co. Japan, Ltd.	4,800	221,234
Mitsubishi Estate Co., Ltd.	8,900	156,077
Mizuho Financial Group, Inc.	37,490	540,671
Nintendo Co., Ltd.	200	111,949
Nintendo Co., Ltd. ADR	16,906	1,196,945
Nishi-Nippon Financial Holdings, Inc.	22,700	162,843
Nitto Denko Corp.	7,300	626,725
Nomura Holdings, Inc.	53,300	281,751
Nomura Real Estate Holdings, Inc.	30,400	734,928
Osaka Gas Co., Ltd.	21,100	412,541
Rengo Co., Ltd.	6,600	57,402
Sankyo Co., Ltd.	2,200	58,258
Sekisui House, Ltd.	25,500	548,485
Seven & I Holdings Co., Ltd.	12,000	484,947
Shikoku Electric Power Co., Inc.	27,796	216,663
Shimano, Inc.	200	47,771
Shimano, Inc. ADR	39,032	932,474
Shimizu Corp. N Ap	12,100	98,334
Softbank Corp.	23,900	311,037
Sumitomo Mitsui Trust Holdings, Inc.	1,600	55,695
Sumitomo Osaka Cement Co., Ltd.	6,800	217,212
Sumitomo Realty & Development Co., Ltd.	5,700	202,154
Description	Shares	Fair Value
T&D Holdings, Inc.	13,300	$172,682
Taiheiyo Cement Corp.	13,700	361,428
Teijin, Ltd.	2,800	48,242
The Hachijuni Bank, Ltd.	19,800	71,982
The Kansai Electric Power Co., Inc.	27,800	301,741
Tohoku Electric Power Co., Inc.	70,800	670,370
Tokyo Electron, Ltd.	600	256,889
Tokyo Gas Co., Ltd.	9,300	206,701
Toray Industries, Inc.	64,600	415,786
		16,368,118
Macau | 0.3%
Sands China, Ltd. ADR (*)	22,542	1,129,129
Malta | 0.1%
Kindred Group PLC	10,658	187,353
Netherlands | 1.6%
ASML Holding NV	885	539,796
Eurocommercial Properties NV	8,478	187,281
Flow Traders	1,483	62,011
Koninklijke Ahold Delhaize NV	6,998	194,923
NXP Semiconductors NV	6,740	1,357,031
Royal Dutch Shell PLC, A Shares	31,681	616,761
Wolters Kluwer NV	1,355	117,788
Wolters Kluwer NV Sponsored ADR	25,992	2,257,405
		5,332,996
New Zealand | 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	8,149	182,977
Norway | 0.2%
Orkla ASA	21,262	208,466
Telenor ASA	10,190	179,424
Yara International ASA	4,926	256,236
		644,126
Singapore | 0.1%
AEM Holdings, Ltd.	30,200	93,267
DBS Group Holdings, Ltd.	11,900	256,706
Singapore Exchange, Ltd.	9,300	69,087
		419,060
Spain | 0.3%
Corporacion Financiera Alba SA	395	19,612
Iberdrola SA	7,162	92,336
Industria de Diseno Textil SA ADR	50,375	833,203
		945,151
Sweden | 1.3%
Assa Abloy AB ADR	58,644	843,301
Axfood AB	5,419	129,535

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Epiroc AB ADR	82,295	$1,861,513
Hexagon AB ADR	15,179	1,400,452
Telefonaktiebolaget LM Ericsson, B Shares	7,060	93,388
		4,328,189
Switzerland | 0.8%
ABB, Ltd. Sponsored ADR	39,702	1,209,720
Credit Suisse Group AG	42,165	445,168
Kuehne + Nagel International AG	594	169,492
Roche Holding AG	2,488	804,220
Swisscom AG	328	175,956
UBS Group AG	3,931	60,865
		2,865,421
United Kingdom | 3.4%
Barclays PLC	285,450	731,936
BT Group PLC (*)	121,527	259,410
Coca-Cola European Partners PLC	18,868	984,155
Diageo PLC Sponsored ADR	12,469	2,047,535
Genus PLC	780	52,246
GlaxoSmithKline PLC	3,993	70,876
HSBC Holdings PLC	16,425	95,806
Imperial Brands PLC	4,059	83,508
J Sainsbury PLC	58,819	196,677
John Wood Group PLC (*)	34,208	127,452
Prudential PLC ADR	36,633	1,563,863
RELX PLC Sponsored ADR	58,649	1,475,609
Rio Tinto PLC	714	54,622
Rio Tinto PLC Sponsored ADR	11,132	864,400
Rio Tinto, Ltd.	516	43,640
Standard Chartered PLC	145,929	1,004,067
Unilever PLC Sponsored ADR	32,139	1,794,320
Vodafone Group PLC	124,173	225,969
		11,676,091
United States | 38.2%
3M Co.	1,990	383,433
Accenture PLC, Class A	8,613	2,379,341
Activision Blizzard, Inc.	7,684	714,612
Adobe, Inc. (*)	2,315	1,100,482
Adtalem Global Education, Inc. (*)	4,154	164,249
Advanced Micro Devices, Inc. (*)	2,521	197,898
Aflac, Inc.	6,887	352,477
AGCO Corp.	6,186	888,619
Agilent Technologies, Inc.	2,495	317,214
Allegion PLC	1,298	163,055
Alphabet, Inc., Class A (*)	1,369	2,823,590
Alphabet, Inc., Class C (*)	777	1,607,325
Description	Shares	Fair Value
Altria Group, Inc.	1,741	$89,070
Amazon.com, Inc. (*)	1,124	3,477,746
Amdocs, Ltd.	625	43,844
Ameren Corp.	644	52,396
American Tower Corp. REIT	347	82,954
American Water Works Co., Inc.	530	79,458
AmerisourceBergen Corp.	15,629	1,845,316
Amgen, Inc.	1,444	359,282
Anthem, Inc.	1,046	375,462
Aon PLC, Class A	10,027	2,307,313
Apartment Investment and Management Co. REIT, Class A	44,996	276,275
Apple, Inc.	49,922	6,097,972
Applied Materials, Inc.	10,878	1,453,301
AptarGroup, Inc.	1,351	191,396
AT&T, Inc.	3,443	104,220
Atmos Energy Corp.	1,276	126,133
Automatic Data Processing, Inc.	5,051	951,962
AutoZone, Inc. (*)	50	70,215
Avery Dennison Corp.	2,283	419,273
Bank of America Corp.	37,334	1,444,452
Berkshire Hathaway, Inc. Class B (*)	508	129,779
Best Buy Co., Inc.	2,356	270,492
Booz Allen Hamilton Holding Corp.	2,307	185,783
Boston Scientific Corp. (*)	26,996	1,043,395
Bristol-Myers Squibb Co.	7,089	447,529
BRP, Inc.	12,842	1,116,227
Cabot Oil & Gas Corp.	6,853	128,699
Cadence Design Systems, Inc. (*)	1,771	242,609
Campbell Soup Co.	1,834	92,195
Cardinal Health, Inc.	8,237	500,398
Cboe Global Markets, Inc.	3,991	393,872
CDW Corp.	4,368	723,996
Centene Corp. (*)	939	60,011
Charter Communications, Inc., Class A (*)	333	205,468
Chubb, Ltd.	284	44,863
Cigna Corp.	711	171,877
Cisco Systems, Inc.	25,532	1,320,260
Citizens Financial Group, Inc.	2,422	106,931
Cognizant Technology Solutions Corp., Class A	3,966	309,824
Colgate-Palmolive Co.	3,904	307,752
Comcast Corp., Class A	15,760	852,774
ConocoPhillips	7,042	373,015
Costco Wholesale Corp.	350	123,368
Crocs, Inc. (*)	2,358	189,701
CVS Health Corp.	10,666	802,403
D.R. Horton, Inc.	2,094	186,617

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
DaVita, Inc. (*)	3,053	$329,022
Deere & Co.	4,055	1,517,138
Devon Energy Corp.	12,200	266,570
Diamondback Energy, Inc.	5,879	432,048
Dolby Laboratories, Inc., Class A	920	90,822
Dollar General Corp.	8,651	1,752,866
Dominion Energy, Inc.	845	64,186
Domino's Pizza, Inc.	430	158,150
Dover Corp.	1,185	162,499
DTE Energy Co.	456	60,712
Duke Energy Corp.	1,040	100,391
Eastman Chemical Co.	2,774	305,473
Electronic Arts, Inc.	1,328	179,771
Eli Lilly & Co.	9,831	1,836,627
Equitable Holdings, Inc.	6,753	220,283
Evergy, Inc.	1,155	68,757
Exlservice Holdings, Inc. (*)	707	63,743
Extra Space Storage, Inc. REIT	452	59,913
Exxon Mobil Corp.	8,974	501,018
Facebook, Inc., Class A (*)	5,402	1,591,051
Fifth Third Bancorp	10,103	378,357
Flagstar Bancorp, Inc.	3,389	152,844
FormFactor, Inc. (*)	3,398	153,284
FTI Consulting, Inc. (*)	467	65,431
General Mills, Inc.	1,973	120,984
Gilead Sciences, Inc.	1,536	99,272
Graco, Inc.	1,455	104,207
HCA Healthcare, Inc.	3,041	572,742
Honeywell International, Inc.	5,283	1,146,781
Hormel Foods Corp.	3,124	149,265
Humana, Inc.	1,495	626,779
Huntington Ingalls Industries, Inc.	1,215	250,108
IDEXX Laboratories, Inc. (*)	1,078	527,476
Intel Corp.	19,762	1,264,768
Intercontinental Exchange, Inc.	17,056	1,904,814
Intuit, Inc.	2,628	1,006,682
IQVIA Holdings, Inc. (*)	12,047	2,326,758
Jack Henry & Associates, Inc.	2,800	424,816
JB Hunt Transport Services, Inc.	498	83,699
Johnson & Johnson	27,257	4,479,688
Kellogg Co.	3,961	250,731
Keysight Technologies, Inc. (*)	711	101,957
Kimberly-Clark Corp.	2,220	308,691
KLA-Tencor Corp.	532	175,773
LHC Group, Inc. (*)	413	78,970
Lockheed Martin Corp.	2,411	890,864
Description	Shares	Fair Value
Lowe's Cos., Inc.	9,890	$1,880,880
Martin Marietta Materials, Inc.	684	229,701
MasterCard, Inc., Class A	521	185,502
McAfee Corp. Class A	7,283	165,615
McDonald's Corp.	7,466	1,673,429
McKesson Corp.	4,347	847,839
MDU Resources Group, Inc.	8,970	283,542
Medtronic PLC	4,352	514,102
Merck & Co., Inc.	18,511	1,427,013
MetLife, Inc.	15,839	962,853
Mettler-Toledo International, Inc. (*)	58	67,030
Microsoft Corp.	27,007	6,367,440
ModivCare, Inc. (*)	375	55,545
Mohawk Industries, Inc. (*)	1,069	205,579
Moody's Corp.	1,309	390,880
Motorola Solutions, Inc.	10,349	1,946,129
MYR Group, Inc. (*)	956	68,516
Netflix, Inc. (*)	1,583	825,788
Newmont Corp.	1,508	90,887
Northrop Grumman Corp.	1,220	394,841
NRG Energy, Inc.	4,174	157,485
NVIDIA Corp.	2,463	1,315,070
O'Reilly Automotive, Inc. (*)	109	55,290
Occidental Petroleum Corp.	7,705	205,107
Old Dominion Freight Line, Inc.	2,118	509,188
Old Republic International Corp.	4,381	95,681
Oracle Corp.	15,720	1,103,072
Ovintiv, Inc.	8,703	207,305
Palo Alto Networks, Inc. (*)	2,651	853,781
Paychex, Inc.	3,848	377,181
Paycom Software, Inc. (*)	334	123,600
PayPal Holdings, Inc. (*)	3,448	837,312
PepsiCo, Inc.	1,579	223,350
Philip Morris International, Inc.	10,926	969,573
Pioneer Natural Resources Co.	713	113,239
Portland General Electric Co.	1,299	61,664
PTC, Inc. (*)	10,234	1,408,710
Public Storage REIT	806	198,889
PulteGroup, Inc.	3,284	172,213
QUALCOMM, Inc.	4,660	617,869
Quanta Services, Inc.	5,468	481,075
Quest Diagnostics, Inc.	680	87,271
Realty Income Corp. REIT	950	60,325
Regions Financial Corp.	22,538	465,635
Rent-A-Center, Inc.	2,680	154,529
Republic Services, Inc.	3,005	298,547
ResMed, Inc.	278	53,938

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Rockwell Automation, Inc.	4,152	$1,102,107
RPM International, Inc.	1,560	143,286
S&P Global, Inc.	5,865	2,069,583
SBA Communications Corp. REIT	238	66,057
Select Medical Holdings Corp. (*)	4,738	161,566
Service Corp. International	3,927	200,473
ServiceNow, Inc. (*)	352	176,039
Sirius XM Holdings, Inc.	10,234	62,325
Skyworks Solutions, Inc.	3,025	555,027
SLM Corp.	11,292	202,917
Southwest Gas Holdings, Inc.	3,045	209,222
Spirit Realty Capital, Inc. REIT	4,040	171,700
Starbucks Corp.	1,597	174,504
Stellantis NV	9,403	166,268
Stepan Co.	478	60,759
STERIS PLC	442	84,192
Synopsys, Inc. (*)	5,284	1,309,269
Targa Resources Corp.	6,678	212,026
Target Corp.	5,444	1,078,293
Tesla, Inc. (*)	1,950	1,302,463
Texas Instruments, Inc.	8,969	1,695,051
The Allstate Corp.	925	106,282
The Bank of New York Mellon Corp.	2,818	133,263
The Charles Schwab Corp.	17,893	1,166,266
The Clorox Co.	1,458	281,219
The Coca-Cola Co.	40,422	2,130,644
The Hanover Insurance Group, Inc.	744	96,318
The Hartford Financial Services Group, Inc.	1,195	79,814
The Hershey Co.	1,076	170,180
The Home Depot, Inc.	3,612	1,102,563
The J.M. Smucker Co.	514	65,036
The Kroger Co.	3,190	114,808
The Mosaic Co.	5,424	171,453
The Procter & Gamble Co.	15,485	2,097,134
The Sherwin-Williams Co.	499	368,267
Thermo Fisher Scientific, Inc.	5,746	2,622,359
Tractor Supply Co.	558	98,811
Trimble, Inc. (*)	2,016	156,825
Ubiquiti, Inc.	1,030	307,249
United Parcel Service, Inc., Class B	1,385	235,436
United Therapeutics Corp. (*)	401	67,075
UnitedHealth Group, Inc.	1,301	484,063
Universal Health Services, Inc., Class B	1,058	141,127
Verizon Communications, Inc.	49,359	2,870,226
Viatris, Inc. (*)	2,709	37,845
Visa, Inc., Class A	8,168	1,729,411
Description	Shares	Fair Value
Vistra Corp.	10,552	$186,559
Walmart, Inc.	4,801	652,120
Warner Music Group Corp., Class A	16,157	554,670
Waste Management, Inc.	1,128	145,535
Waters Corp. (*)	305	86,672
WD-40 Co.	323	98,896
WEC Energy Group, Inc.	1,983	185,589
Werner Enterprises, Inc.	1,193	56,274
West Pharmaceutical Services, Inc.	330	92,987
Williams-Sonoma, Inc.	1,283	229,914
WW Grainger, Inc.	478	191,645
Xcel Energy, Inc.	1,325	88,126
Zoetis, Inc.	11,702	1,842,831
		130,915,583
Total Common Stocks (Cost $162,733,700)		200,480,165

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 12.7%
Australia | 0.5%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	2,300	$1,837,432
Canada | 0.8%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	1,710	1,677,035
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	1,270	1,043,104
			2,720,139
France | 0.4%
Schneider Electric SE, 2.950%, 09/27/22	USD	1,168	1,208,304
Germany | 0.6%
BMW Finance NV, 0.875%, 08/16/22	GBP	485	672,026
Daimler AG MTN, 0.750%, 09/10/30	EUR	1,010	1,207,630
			1,879,656
Switzerland | 0.0%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	110	132,810
United Kingdom | 1.2%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	1,025	1,051,476
Tesco Corporate Treasury Services PLC MTN, 2.750%, 04/27/30	GBP	1,230	1,783,594

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Unilever Capital Corp., 1.375%, 09/14/30	USD	$1,300	$1,220,097
			4,055,167
United States | 9.2%
Adobe, Inc., 2.300%, 02/01/30	USD	1,245	1,259,073
Alphabet, Inc., 1.100%, 08/15/30	USD	1,380	1,268,518
Amazon.com, Inc., 3.150%, 08/22/27	USD	1,115	1,220,002
American Express Credit Corp. MTN, 3.300%, 05/03/27	USD	1,105	1,208,943
Apple, Inc., 3.000%, 06/20/27	USD	1,170	1,269,438
Ball Corp., 4.875%, 03/15/26	USD	620	693,352
Bank of America Corp., 1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	670	681,061
Bank of America Corp. MTN, 3.248%, 10/21/27	USD	1,115	1,198,718
Citigroup, Inc., 1.560% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	1,656	1,259,087
Dell International LLC, 5.300%, 10/01/29	USD	972	1,137,009
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	1,585	1,314,729
Johnson & Johnson, 3.625%, 03/03/37	USD	533	601,671
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	1,495	1,627,083
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	963	1,041,604
McDonald's Corp., 3.125%, 03/04/25	CAD	1,475	1,252,758
Microsoft Corp., 3.500%, 11/15/42	USD	825	906,596
Morgan Stanley, 3.625%, 01/20/27	USD	1,105	1,212,462
PepsiCo, Inc., 2.875%, 10/15/49	USD	895	866,192
Pfizer, Inc., 2.625%, 04/01/30	USD	1,175	1,219,695
Prologis LP, 1.250%, 10/15/30	USD	1,325	1,201,934
Sealed Air Corp., 4.875%, 12/01/22	USD	740	769,600
Description	Security Currency	Principal Amount (000)	Fair Value
Service Corp. International, 4.625%, 12/15/27	USD	$630	$663,863
Starbucks Corp., 4.450%, 08/15/49	USD	990	1,148,648
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	1,300	1,233,759
The Home Depot, Inc., 5.875%, 12/16/36	USD	870	1,198,382
The Procter & Gamble Co., 1.200%, 10/29/30	USD	680	629,264
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	1,205	1,196,778
United Rentals North America, Inc., 4.875%, 01/15/28	USD	645	679,424
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,512	1,682,020
			31,641,663
Total Corporate Bonds (Cost $42,710,712)			43,475,171
Foreign Government Obligations | 18.2%
Australia | 0.7%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	1,745	1,254,289
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	1,760	1,246,364
			2,500,653
Bahamas | 0.6%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	2,130	2,126,672
Bermuda | 1.0%
Government of Bermuda:
3.717%, 01/25/27	USD	1,695	1,840,134
2.375%, 08/20/30 (#)	USD	1,760	1,712,577
			3,552,711
Canada | 1.2%
City of Vancouver, 2.900%, 11/20/25	CAD	1,080	924,158
Province of Quebec:
2.500%, 04/20/26	USD	1,145	1,221,761
1.850%, 02/13/27	CAD	2,450	1,990,120
			4,136,039
Chile | 1.7%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	1,100,000	1,692,512
2.300%, 10/01/28	CLP	2,055,000	2,720,660

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Republic of Chile, 0.830%, 07/02/31	EUR	1,100	$1,329,072
			5,742,244
Colombia | 0.4%
Republic of Colombia, 9.850%, 06/28/27	COP	3,705,000	1,208,893
Croatia | 0.4%
Croatia, 5.500%, 04/04/23	USD	1,375	1,502,617
Czech Republic | 1.0%
Czech Republic, 2.000%, 10/13/33	CZK	76,140	3,386,836
Hungary | 1.3%
Hungary Government Bonds:
2.500%, 10/24/24	HUF	366,130	1,227,486
2.750%, 12/22/26	HUF	361,800	1,218,816
3.000%, 10/27/27	HUF	354,570	1,209,331
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	510	638,821
			4,294,454
Italy | 0.7%
Italy Buoni Poliennali Del Tesoro, 1.450%, 03/01/36	EUR	950	1,174,024
Italy Government International Bonds, 6.875%, 09/27/23	USD	1,165	1,337,698
			2,511,722
Japan | 0.1%
Japan Bank for International Cooperation, 0.625%, 05/22/23	USD	300	301,655
Mexico | 0.5%
Mexican Bonos, 7.500%, 06/03/27	MXN	25,380	1,322,813
United Mexican States, 6.750%, 02/06/24	GBP	205	328,979
			1,651,792
Morocco | 0.4%
Morocco Government International Bonds, 1.500%, 11/27/31	EUR	1,210	1,335,159
Netherlands | 0.2%
Nederlandse Waterschapsbank NV, 0.500%, 12/02/25 (#)	USD	840	821,468
New Zealand | 0.9%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	3,160	2,567,702
Description	Security Currency	Principal Amount (000)	Fair Value
New Zealand Local Government Funding Agency Bond, 2.000%, 04/15/37	NZD	930	$570,207
			3,137,909
Norway | 1.0%
Oslo Kommune:
2.300%, 03/14/24	NOK	3,000	361,390
2.350%, 09/04/24	NOK	10,000	1,209,285
0.920% (NIBOR 3 Month + 0.460%), 05/06/26 (§)	NOK	16,000	1,887,698
			3,458,373
Panama | 0.6%
Republic of Panama:
4.000%, 09/22/24	USD	475	517,453
8.875%, 09/30/27	USD	995	1,373,722
			1,891,175
Peru | 0.6%
Peru Government Bonds, 6.150%, 08/12/32	PEN	7,675	2,221,114
Philippines | 0.7%
Republic of Philippines, 3.900%, 11/26/22	PHP	120,000	2,511,851
Poland | 0.8%
Poland Government Bonds:
2.500%, 07/25/27	PLN	4,475	1,230,328
2.750%, 10/25/29	PLN	4,865	1,362,899
			2,593,227
Romania | 1.6%
Romanian Government Bonds:
4.000%, 10/27/21	RON	5,580	1,339,354
4.750%, 02/24/25	RON	10,285	2,640,424
Romanian Government International Bonds, 2.375%, 04/19/27	EUR	1,065	1,348,840
			5,328,618
Singapore | 0.4%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,410	1,209,590
Spain | 0.4%
Spain Government Bonds, 1.200%, 10/31/40	EUR	1,016	1,239,529
Supranational Bonds | 0.0%
International Finance Corp. MTN, 1.500%, 04/15/35	AUD	46	30,713
United Kingdom | 0.6%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	865	1,280,494

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
1.500%, 07/22/47	GBP	505	$713,470
			1,993,964
Vietnam | 0.4%
Socialist Republic of Vietnam, 4.800%, 11/19/24	USD	1,330	1,487,106
Total Foreign Government Obligations (Cost $61,608,447)			62,176,084
Supranational Bonds | 2.4%
African Development Bank, 0.750%, 04/03/23	USD	995	1,003,752
Asian Development Bank, 2.125%, 03/19/25	USD	766	807,452
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	690	714,842
Inter-American Development Bank, 7.875%, 03/14/23	IDR	23,490,000	1,695,808
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	2,170	1,807,470
1.900%, 01/16/25	CAD	1,040	856,562
2.900%, 11/26/25	AUD	1,710	1,413,918
Total Supranational Bonds (Cost $7,808,843)			8,299,804
US Municipal Bonds | 0.9%
California | 0.8%
State of California:
4.500%, 04/01/33	USD	900	1,043,162
7.550%, 04/01/39	USD	1,000	1,615,449
			2,658,611
New York | 0.1%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	420	461,430
Total US Municipal Bonds (Cost $3,058,422)			3,120,041
US Treasury Securities | 0.8%
US Treasury Notes:
2.875%, 08/15/28	USD	1,505	1,655,382
0.625%, 08/15/30	USD	1,315	1,191,719
Total US Treasury Securities (Cost $3,013,182)			2,847,101
Description	Shares	Fair Value
Exchange-Traded Funds | 5.6%
iShares MSCI World ETF (Cost $13,619,550)	162,891	$19,300,955
Short-Term Investments | 0.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $352,458)	352,458	352,458
Total Investments l 99.3% (Cost $294,905,314) (»)		$340,051,779
Cash and Other Assets in Excess of Liabilities | 0.7%		2,278,838
Net Assets l 100.0%		$342,330,617

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2021:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	1,014,790	USD	773,495	HSB	04/20/21	$—	$2,643
AUD	1,412,844	USD	1,094,986	HSB	04/20/21	—	21,766
AUD	56,113	USD	43,460	HSB	06/24/21	—	825
AUD	1,808,658	USD	1,401,252	JPM	04/20/21	—	27,364
CAD	412,760	USD	325,328	HSB	04/20/21	3,135	—
CAD	1,104,415	USD	869,738	HSB	04/20/21	9,125	—
CAD	1,330,375	USD	1,056,420	HSB	04/20/21	2,256	—
CAD	1,500,268	USD	1,203,627	HSB	04/20/21	—	9,755
CAD	1,767,146	USD	1,415,194	HSB	04/20/21	—	8,948
CAD	2,531,398	USD	1,978,413	HSB	04/20/21	36,003	—
CAD	312,896	USD	247,517	JPM	04/20/21	1,477	—
CAD	1,587,188	USD	1,250,578	MSC	04/20/21	12,462	—
CHF	600,371	USD	678,749	HSB	04/20/21	—	43,295
CHF	798,698	USD	902,922	JPM	04/20/21	—	57,552
CHF	105,714	USD	119,521	MSC	04/20/21	—	7,630
CLP	97,869,950	USD	134,900	CIT	05/14/21	983	—
CNH	1,489,514	USD	230,000	HSB	04/20/21	—	3,339
CNH	36,293,573	USD	5,587,839	HSB	04/20/21	—	64,995
CNH	32,465,012	USD	4,981,436	HSB	06/04/21	—	57,782
CZK	6,099,897	USD	281,087	HSB	04/20/21	—	7,006
CZK	9,749,744	USD	443,984	HSB	04/20/21	—	5,908
CZK	10,701,466	USD	496,500	HSB	04/20/21	—	15,660
EUR	3,340,166	USD	4,044,221	CIT	04/20/21	—	126,072
EUR	105,202	USD	126,884	HSB	04/20/21	—	3,478
EUR	580,838	USD	699,400	HSB	04/20/21	—	18,053
EUR	1,001,260	USD	1,212,479	HSB	04/20/21	—	37,960
EUR	1,688,308	USD	2,014,320	HSB	04/20/21	—	33,867
EUR	18,225,144	USD	22,066,458	HSB	04/20/21	—	687,628
EUR	1,185,358	USD	1,415,721	HSB	06/24/21	—	23,321
GBP	208,992	USD	285,355	HSB	04/20/21	2,775	—
GBP	275,629	USD	382,807	HSB	04/20/21	—	2,807
GBP	2,523,944	USD	3,430,605	JPM	04/20/21	49,062	—
GBP	279,064	USD	386,354	SSB	06/24/21	—	1,543
HUF	145,416,323	USD	471,732	HSB	04/20/21	—	957
HUF	147,495,370	USD	499,088	HSB	04/20/21	—	21,583
HUF	212,339,571	USD	719,332	HSB	04/20/21	—	31,898
HUF	271,993,905	USD	922,323	HSB	04/20/21	—	41,762
IDR	7,743,552,000	USD	538,495	JPM	04/13/21	—	5,690
INR	61,198,480	USD	829,383	JPM	04/16/21	6,314	—
JPY	969,979,579	USD	9,350,733	CIT	04/20/21	—	588,916
JPY	1,899,126,289	USD	18,308,185	HSB	04/20/21	—	1,153,393
JPY	41,319,428	USD	380,800	JPM	04/20/21	—	7,562
KRW	1,997,924,432	USD	1,801,344	JPM	05/20/21	—	36,227
MXN	3,584,803	USD	173,110	HSB	04/20/21	2,008	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MXN	7,889,755	USD	395,889	HSB	04/20/21	$—	$10,475
NZD	419,064	USD	301,909	HSB	04/20/21	—	9,240
NZD	576,616	USD	415,002	HSB	04/20/21	—	12,300
PLN	1,326,310	USD	344,414	HSB	04/20/21	—	8,775
PLN	944,470	USD	252,084	JPM	04/20/21	—	13,074
RON	1,201,008	USD	298,113	HSB	04/20/21	—	12,067
RON	2,156,350	USD	525,350	HSB	04/20/21	—	11,769
RON	2,585,296	USD	626,500	HSB	04/20/21	—	10,756
RON	1,558,572	USD	382,491	JPM	04/20/21	—	11,283
RUB	32,491,655	USD	437,328	JPM	04/20/21	—	8,549
SEK	3,941,901	USD	470,803	HSB	04/20/21	—	19,387
SEK	5,923,634	USD	708,087	JPM	04/20/21	—	29,727
SGD	212,898	USD	158,246	HSB	04/20/21	7	—
SGD	157,080	USD	117,578	JPM	04/20/21	—	817
THB	23,790,456	USD	792,065	HSB	04/20/21	—	30,830
USD	210,600	AUD	276,821	HSB	04/20/21	322	—
USD	235,900	AUD	304,387	HSB	04/20/21	4,682	—
USD	2,530,175	AUD	3,274,544	HSB	04/20/21	42,774	—
USD	329,300	AUD	418,313	JPM	04/20/21	11,542	—
USD	1,182,423	AUD	1,518,550	JPM	04/20/21	28,906	—
USD	3,309,375	AUD	4,282,611	JPM	04/20/21	56,229	—
USD	2,022,327	AUD	2,617,580	MSC	04/20/21	33,968	—
USD	3,969,334	CAD	5,044,444	CIT	04/20/21	—	44,895
USD	362,700	CAD	463,754	HSB	04/20/21	—	6,343
USD	487,700	CAD	608,576	HSB	04/20/21	3,412	—
USD	3,701,950	CAD	4,703,550	HSB	04/20/21	—	41,005
USD	179,328	CAD	224,599	HSB	06/24/21	587	—
USD	497,628	CAD	632,321	JPM	04/20/21	—	5,556
USD	4,648,347	CAD	5,906,516	MSC	04/20/21	—	51,894
USD	128,700	CHF	115,308	HSB	04/20/21	6,654	—
USD	173,000	CHF	160,385	HSB	04/20/21	3,243	—
USD	204,581	CHF	188,754	HSB	06/24/21	4,440	—
USD	457,399	CLP	323,609,889	CIT	05/14/21	8,098	—
USD	551,407	CLP	388,356,183	CIT	05/14/21	12,213	—
USD	3,468,328	CLP	2,544,607,915	CIT	05/14/21	—	64,612
USD	772,200	CNH	5,015,107	HSB	04/20/21	9,044	—
USD	1,132,700	CNH	7,381,194	HSB	04/20/21	9,493	—
USD	1,036,997	COP	3,732,410,766	CIT	05/14/21	18,370	—
USD	4,233,492	CZK	91,257,586	HSB	04/20/21	133,097	—
USD	305,566	DKK	1,902,977	HSB	06/24/21	5,151	—
USD	774,000	EUR	652,924	HSB	04/20/21	8,093	—
USD	1,844,236	EUR	1,523,192	HSB	04/20/21	57,469	—
USD	2,620,800	EUR	2,173,089	HSB	04/20/21	71,678	—
USD	3,225,200	EUR	2,702,757	HSB	04/20/21	54,757	—
USD	1,224,182	EUR	1,038,250	JPM	04/20/21	6,273	—
USD	1,933,100	EUR	1,613,440	JPM	04/20/21	40,469	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	2,227,000	EUR	1,856,539	JPM	04/20/21	$49,205	$—
USD	608,400	GBP	445,140	HSB	04/20/21	—	5,297
USD	755,100	GBP	543,460	HSB	04/20/21	5,852	—
USD	802,000	GBP	573,032	HSB	04/20/21	11,982	—
USD	308,519	GBP	226,982	JPM	04/20/21	—	4,412
USD	611,543	GBP	443,153	JPM	04/20/21	584	—
USD	341,106	HKD	2,648,682	SSB	06/24/21	338	—
USD	2,841,911	HUF	838,903,825	HSB	04/20/21	126,021	—
USD	2,832,995	HUF	836,781,770	JPM	04/20/21	123,975	—
USD	440,300	IDR	6,198,543,400	JPM	04/13/21	13,802	—
USD	769,100	IDR	11,217,323,500	JPM	06/30/21	1,668	—
USD	1,030,900	JPY	112,196,970	HSB	04/20/21	17,426	—
USD	1,614,600	JPY	169,427,405	HSB	04/20/21	84,164	—
USD	2,234,000	JPY	243,736,102	HSB	04/20/21	32,334	—
USD	5,387,347	JPY	558,834,876	HSB	04/20/21	339,396	—
USD	1,871,402	JPY	203,370,908	HSB	06/24/21	33,225	—
USD	467,116	JPY	50,756,808	SSB	06/24/21	8,348	—
USD	387,000	KRW	436,501,170	JPM	05/20/21	1,362	—
USD	653,042	MXN	13,014,609	HSB	04/20/21	17,279	—
USD	484,359	NOK	4,120,346	HSB	06/24/21	2,644	—
USD	117,468	NOK	1,004,458	JPM	04/20/21	29	—
USD	423,300	NOK	3,634,711	JPM	04/20/21	—	1,661
USD	2,736,397	NOK	23,398,699	JPM	04/20/21	684	—
USD	1,734,173	NZD	2,425,613	CIT	04/20/21	40,154	—
USD	25,936	NZD	36,272	HSB	04/20/21	604	—
USD	200,500	NZD	272,277	JPM	04/20/21	10,345	—
USD	1,761,960	NZD	2,463,594	JPM	04/20/21	41,416	—
USD	2,347,713	PEN	8,553,189	CIT	05/14/21	63,070	—
USD	1,707,892	PHP	82,627,825	HSB	04/13/21	5,893	—
USD	81,900	PLN	304,670	HSB	04/20/21	4,799	—
USD	2,259,453	PLN	8,475,932	HSB	04/20/21	114,513	—
USD	795,700	PLN	2,989,630	JPM	04/20/21	39,137	—
USD	128,700	RON	522,078	HSB	04/20/21	4,356	—
USD	173,000	RON	710,129	HSB	04/20/21	3,868	—
USD	3,788,091	RON	15,261,081	HSB	04/20/21	153,337	—
USD	552,800	SEK	4,752,571	JPM	04/20/21	8,547	—
USD	1,238,116	SGD	1,641,023	JPM	04/20/21	18,301	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,135,229	$3,571,909

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

March 31, 2021 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2021, these securities amounted to 0.7 % of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2021.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
BBSW	- Bank Bill Swap Reference Rate
GDR	- Global Depositary Receipt
LIBOR	- London Interbank Offered Rate
NIBOR	- Norway Interbank Offered Rate
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate

Currency Abbreviations:
AUD	- Australian Dollar	JPY	- Japanese Yen
CAD	- Canadian Dollar	KRW	- South Korean Won
CHF	- Swiss Franc	MXN	- Mexican New Peso
CLP	- Chilean Peso	NOK	- Norwegian Krone
CNH	- Chinese Yuan Renminbi	NZD	- New Zealand Dollar
COP	- Colombian Peso	PEN	- Peruvian Nuevo Sol
CZK	- Czech Koruna	PHP	- Philippine Peso
DKK	- Danish Krone	PLN	- Polish Zloty
EUR	- Euro	RON	- New Romanian Leu
GBP	- British Pound Sterling	RUB	- Russian Ruble
HKD	- Hong- Kong Dollar	SEK	- Swedish Krone
HUF	- Hungarian Forint	SGD	- Singapore Dollar
IDR	- Indonesian Rupiah	THB	- Thai Baht
INR	- Indian Rupee	USD	- United States Dollar

Counterparty Abbreviations:
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
MSC	- Morgan Stanley & Co.
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry †	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	1.9%	0.7%
Air Freight & Logistics	—	—	0.4
Airlines	—	1.1	—
Auto Components	1.6	1.0	0.5
Automobiles	2.1	3.7	1.8
Banks	24.7	7.5	4.5
Beverages	—	3.4	2.4
Biotechnology	—	—	0.2
Building Products	—	—	0.4
Capital Markets	—	2.2	3.5
Chemicals	1.6	4.9	0.7
Commercial Services & Suppliers	—	—	0.4
Communications Equipment	—	—	1.1
Construction & Engineering	—	—	0.2
Construction Materials	3.3	—	0.4
Consumer Finance	—	—	0.2
Containers & Packaging	—	—	0.6
Diversified Consumer Services	—	—	0.3
Diversified Financial Services	—	—	0.1
Diversified Telecommunication Services	2.6	1.3	2.2
Electric Utilities	0.8	2.6	0.7
Electrical Equipment	—	4.2	1.3
Electronic Equipment, Instruments & Components	2.6	3.5	0.8
Entertainment	—	5.5	1.1
Equity Real Estate Investment Trusts (REITs)	—	—	1.2
Food & Staples Retailing	2.0	2.1	1.2
Food Products	0.7	0.6	0.4
Gas Utilities	—	1.0	0.3
Health Care Equipment & Supplies	—	2.9	0.8
Health Care Providers & Services	2.4	—	2.1
Hotels, Restaurants & Leisure	0.5	—	1.8
Household Durables	1.2	—	0.3
Household Products	0.7	—	1.4
Independent Power & Renewable Electricity Producers	0.6	0.6	0.3
Industrial Conglomerates	1.0	—	0.5
Insurance	3.8	5.2	2.5
Interactive Media & Services	—	2.0	2.2
Internet & Direct Marketing Retail	—	—	1.4
IT Services	1.3	2.1	2.1
Leisure Products	—	0.9	0.6
Life Sciences Tools & Services	—	—	1.6
Machinery	0.8	4.2	1.8
Marine	—	—	0.1
Media	—	2.0	0.5
Metals & Mining	5.7	2.3	0.6

Multiline Retail	—	1.0	0.8
Multi-Utilities	—	2.5	0.2
Oil, Gas & Consumable Fuels	8.3	4.1	1.5
Paper & Forest Products	0.8	—	—
Personal Products	3.5	1.6	0.5
Pharmaceuticals	—	6.2	4.2
Professional Services	—	3.9	1.2
Real Estate Management & Development	1.4	3.4	0.5
Road & Rail	—	1.2	0.6
Semiconductors & Semiconductor Equipment	10.2	1.3	2.8
Software	—	—	5.0
Specialty Retail	0.9	—	1.8
Technology Hardware, Storage & Peripherals	6.9	1.9	2.5
Textiles, Apparel & Luxury Goods	—	—	0.3
Tobacco	1.3	—	0.3
Trading Companies & Distributors	—	1.4	0.3
Transportation Infrastructure	1.5	0.2	—
Wireless Telecommunication Services	4.3	—	0.6
Subtotal	99.1	97.4	71.3
Exchange-Traded Funds	—	—	5.6
Foreign Government Obligations	—	—	18.2
Supranational Bonds	—	—	2.4
US Municipal Bonds	—	—	0.9
US Treasury Securities	—	—	0.8
Short-Term Investments	1.2	0.9	0.1
Total Investments	100.3%	98.3%	99.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 21, 2021

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 21, 2021